Operating and non-operating costs	3 Months Ended
Mar. 31, 2026
Operating And Non-operating Costs
Operating and non-operating costs
13.	Operating and non-operating costs:

(a)	Operating costs:

For the three months ended March 31,	2026	2025

Personnel	$2,261	$2,250
Purchased services & materials(1)	1,256	2,567
Travel	55	139
Facilities and other expenses	210	194
	$3,782	$5,150

(1)	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.

(b)	Financing costs:

For the three months ended March 31,	2026	2025

Interest on loan payable	$23	$8
Interest on lease obligations	14	12
Interest on bank loan	-	1
Interest on government loans	-	3
Interest on accounts payable	-	4
	$37	$28